Schedule I - Additional Information of Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,703,626	$ 247,003	¥ 1,356,342	¥ 918,076
Amount due from related parties, net (net of allowance for credit losses of RMB564 and RMB141 as of December 31, 2021 and 2022, respectively)	115,501	16,746	410,088
Total current assets	3,890,178	564,024	4,150,845
Non-current assets:
Long-term investments	219,583	31,837	241,527
Other non-current assets	95,744	13,882	127,321
Total non-current assets	1,158,577	167,979	3,351,917
TOTAL ASSETS	5,048,755	732,003	7,502,762
Current liabilities:
Short-term borrowings	123,983	17,976	94,999
Total current liabilities	1,022,248	148,213	824,664
TOTAL LIABILITIES	1,167,083	169,212	1,082,303
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,131,263	1,903,854	12,954,163
Treasury shares (US$0.001 par value, 5,699,315 outstanding as of December 31, 2022)	(217,920)	(31,595)
Accumulated deficit	(9,006,884)	(1,305,875)	(6,538,947)
Accumulated other comprehensive income (loss)	(25,708)	(3,726)	4,322
TOTAL SHAREHOLDERS' EQUITY	3,881,672	562,791	6,420,459	¥ (5,211,679)	¥ (3,439,004)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,048,755	732,003	7,502,762
Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	609	88	609
Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	44	305
Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	7	1	7
Parent Company
Current assets:
Cash and cash equivalents	34,548	5,009	45,520
Amount due from related parties, net (net of allowance for credit losses of RMB564 and RMB141 as of December 31, 2021 and 2022, respectively)			22,315
Prepayments and other receivables, net	32,403	4,698	47,524
Total current assets	66,951	9,707	115,359
Non-current assets:
Long-term investments	19,806	2,872	23,694
Investments in subsidiaries, former VIE and former VIE's subsidiaries	3,783,114	548,500	6,297,373
Other non-current assets	14,909	2,162	16,670
Total non-current assets	3,817,829	553,534	6,337,737
TOTAL ASSETS	3,884,780	563,241	6,453,096
Current liabilities:
Short-term borrowings			30,300
Accrued expenses and other current liabilities	3,108	450	2,337
Total current liabilities	3,108	450	32,637
TOTAL LIABILITIES	3,108	450	32,637
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,131,263	1,903,854	12,954,163
Treasury shares (US$0.001 par value, 5,699,315 outstanding as of December 31, 2022)	(217,920)	(31,595)
Accumulated deficit	(9,006,884)	(1,305,875)	(6,538,947)
Accumulated other comprehensive income (loss)	(25,708)	(3,726)	4,322
TOTAL SHAREHOLDERS' EQUITY	3,881,672	562,791	6,420,459
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,884,780	563,241	6,453,096
Parent Company | Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	609	88	609
Parent Company | Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	44	305
Parent Company | Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	¥ 7	$ 1	¥ 7